EQUITY - Dividend policy (Details) - $ / shares		1 Months Ended								3 Months Ended	4 Months Ended	6 Months Ended
	Apr. 26, 2022	Jan. 27, 2023	Oct. 28, 2022	Aug. 26, 2022	Jan. 28, 2022	Oct. 29, 2021	May 28, 2021	Jan. 29, 2021	Nov. 24, 2020	May 29, 2020	Aug. 27, 2021	Aug. 28, 2020
Series A
EQUITY
Interim dividend per share	$ 189.00	$ 29.00			$ 29.00	$ 29.00		$ 26.00	$ 26.60
Final dividend per share				$ 29.00			$ 26.00			$ 26.00
Additional dividend paid per share			$ 29.00								$ 26.00	$ 26.60
Series B Share
EQUITY
Interim dividend per share	$ 207.9	$ 31.90			$ 31.90	$ 31.90		$ 28.60	$ 28.60
Final dividend per share				$ 31.90			$ 28.60			$ 28.60
Additional dividend paid per share			$ 31.90								$ 28.60	$ 28.60